75814 9/01

Prospectus Supplement
dated September 17, 2001 to:
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Putnam International Growth and Income Fund (the "fund")
Prospectus dated October 30, 2000

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager               Since     Experience
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Pamela Holding        2001      1995 - Present       Putnam Management
Managing Director
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Deborah F. Kuenstner  1998      1997 - Present       Putnam Management
Managing Director               Prior to March 1997  DuPont Pension Fund
                                                     Investment
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Colin Moore           2000      2000 - Present       Putnam Management
Managing Director               Prior to May 2000    Rockerfeller & Co., Inc.
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